Related party transactions - Services (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related party transactions
Corporate service fees charged by related parties	$ 2,299	$ 2,140	$ 4,661	$ 4,300
Ship management fees charged by related parties	$ 195	$ 25	$ 391	$ 192